ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Table)	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2014	2015
	RMB	RMB
Accounts receivables	3,546,873,497	3,692,432,783
Allowance for doubtful accounts	(428,570,077)	(335,713,383)
Accounts receivable, net	3,118,303,420	3,356,719,400

Schedule of Movement of Allowance for Doubtful Accounts
	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
At beginning of year	673,671,445	445,956,167	428,570,077
Addition	121,315,213	188,572,147	151,959,676
Write-off	(40,819,459)	(44,538,077)	(38,500,106)
Reversal	(308,211,032)	(161,420,160)	(206,316,264)
At end of year	445,956,167	428,570,077	335,713,383